BISYS

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

March 29, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Attn: Filing Desk

Re:	ProFunds
File Nos. 333-28339; 811-08239
Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of ProFunds, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information do not differ from those contained in Post-Effective Amendment No. 45 to the Registration Statement of ProFunds, which was filed electronically with the Securities and Exchange Commission on Tuesday, March 28, 2006.

Questions related to this filing should be directed to my attention at (617) 824-1214 or, in my absence, to Marc Bryant, ProFund Advisors LLC at (240) 497-6504.

Sincerely,

/s/ Michael Lawlor

Michael Lawlor

Assistant Counsel

cc:	Marc R. Bryant
John Loder, Esq